Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000086684
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,858	$ 12,888	$ 12,772	$ 12,708	$ 12,606	$ 12,544	$ 12,431	$ 12,418	$ 12,332	$ 12,332	$ 12,257	$ 12,121	$ 11,986	$ 11,961	$ 11,962	$ 11,925	$ 11,840	$ 11,805	$ 11,901	$ 11,865	$ 11,723	$ 11,711	$ 11,568	$ 11,609	$ 11,537	$ 11,371	$ 11,833	$ 11,926	$ 11,611	$ 11,914	$ 12,017	$ 11,994	$ 12,031	$ 11,905	$ 11,951	$ 11,896	$ 11,896	$ 11,794	$ 11,764	$ 11,731	$ 11,585	$ 11,568	$ 11,457	$ 11,346	$ 11,283	$ 11,239	$ 11,118	$ 10,946	$ 10,792	$ 10,792	$ 10,792	$ 10,607	$ 10,466	$ 10,307	$ 10,100	$ 9,861	$ 10,573	$ 10,606	$ 10,584	$ 10,464	$ 10,432	$ 10,432	$ 10,432	$ 10,453	$ 10,432	$ 10,379	$ 10,379	$ 10,284	$ 10,243	$ 10,201	$ 10,053	$ 10,144	$ 10,186	$ 10,249	$ 10,249	$ 10,197	$ 10,186	$ 10,161	$ 10,140	$ 10,140	$ 10,103	$ 10,103	$ 10,103	$ 10,072	$ 10,072	$ 10,041	$ 10,039	$ 10,008	$ 9,967	$ 10,012	$ 10,014	$ 10,018	$ 10,002	$ 9,985	$ 9,924	$ 9,859	$ 9,871	$ 9,835	$ 9,727	$ 9,717	$ 9,685	$ 9,640	$ 9,637	$ 9,601	$ 9,400	$ 9,400	$ 9,380	$ 9,438	$ 9,476	$ 9,465	$ 9,499	$ 9,551	$ 9,595	$ 9,612	$ 9,631	$ 9,544	$ 9,602	$ 9,563	$ 9,484	$ 9,655	$ 10,000
C000086685
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,507	12,359	12,245	12,195	12,108	12,058	11,948	11,948	11,874	11,874	11,826	11,692	11,571	11,547	11,558	11,534	11,451	11,428	11,522	11,499	11,369	11,369	11,228	11,288	11,218	11,066	11,518	11,622	11,323	11,618	11,731	11,720	11,762	11,638	11,694	11,648	11,659	11,569	11,546	11,524	11,379	11,368	11,269	11,159	11,116	11,083	10,962	10,804	10,652	10,663	10,673	10,488	10,346	10,209	10,003	9,775	10,487	10,531	10,520	10,400	10,368	10,378	10,390	10,422	10,401	10,359	10,359	10,274	10,243	10,201	10,063	10,164	10,207	10,270	10,278	10,236	10,236	10,217	10,206	10,206	10,176	10,176	10,186	10,155	10,176	10,145	10,140	10,120	10,088	10,141	10,149	10,157	10,142	10,131	10,080	10,020	10,049	10,008	9,913	9,909	9,883	9,841	9,835	9,808	9,605	9,615	9,605	9,670	9,716	9,701	9,752	9,812	9,863	9,878	9,908	9,828	9,888	9,858	9,777	9,963	10,000
C000086686
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,362,884	1,365,591	1,352,404	1,345,642	1,334,822	1,328,784	1,315,510	1,312,855	1,304,217	1,302,898	1,296,305	1,281,133	1,266,811	1,264,208	1,263,435	1,259,571	1,250,556	1,246,089	1,256,241	1,252,434	1,236,697	1,235,436	1,219,048	1,223,800	1,216,292	1,198,773	1,246,581	1,256,406	1,223,246	1,254,389	1,265,276	1,262,857	1,266,003	1,251,603	1,257,603	1,251,169	1,251,169	1,240,444	1,236,550	1,233,020	1,216,546	1,214,033	1,203,572	1,190,783	1,184,708	1,180,081	1,166,183	1,148,623	1,131,392	1,131,390	1,131,846	1,111,312	1,096,483	1,079,810	1,058,164	1,033,101	1,106,984	1,110,378	1,108,114	1,094,803	1,091,437	1,091,436	1,090,671	1,092,897	1,089,559	1,084,495	1,083,392	1,074,570	1,070,279	1,064,764	1,049,333	1,059,338	1,062,617	1,068,089	1,068,454	1,063,025	1,061,944	1,059,794	1,056,560	1,056,558	1,053,095	1,052,024	1,050,951	1,048,213	1,048,212	1,045,019	1,044,188	1,041,008	1,036,732	1,041,218	1,041,218	1,040,427	1,038,552	1,036,433	1,031,019	1,023,049	1,025,133	1,021,224	1,009,777	1,008,523	1,004,996	1,000,037	998,517	994,618	974,338	973,313	972,041	977,855	981,007	979,686	983,024	988,167	992,484	994,002	996,014	986,968	991,994	987,973	979,791	998,108	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,974	12,253	12,087	11,911	11,647	11,542	11,353	11,625	11,512	11,652	11,680	11,253	10,768	10,932	11,200	11,267	11,256	11,274	11,392	11,323	11,063	11,342	11,001	11,038	10,641	10,759	11,244	11,544	11,261	11,490	11,427	11,870	12,197	12,366	12,643	12,652	12,636	12,647	12,756	12,764	12,637	12,546	12,498	12,394	12,540	12,704	12,784	12,740	12,576	12,621	12,644	12,717	12,498	12,394	12,280	12,039	12,278	12,097	11,884	11,866	11,869	11,830	11,882	11,619	11,585	11,423	11,251	11,235	11,036	11,024	10,874	10,706	10,658	10,748	10,794	10,741	10,719	10,735	10,676	10,748	10,694	10,797	10,901	10,854	10,870	10,857	10,895	10,802	10,749	10,758	10,675	10,588	10,591	10,510	10,473	10,442	10,682	10,753	10,751	10,739	10,652	10,467	10,459	10,388	10,263	10,190	10,079	10,130	10,167	10,134	10,095	10,125	10,066	10,180	10,197	10,209	10,167	10,227	10,036	10,054	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,197,428	1,225,257	1,208,679	1,191,145	1,164,708	1,154,158	1,135,338	1,162,504	1,151,201	1,165,171	1,167,966	1,125,268	1,076,807	1,093,247	1,119,953	1,126,738	1,125,619	1,127,371	1,139,182	1,132,265	1,106,311	1,134,180	1,100,056	1,103,805	1,064,128	1,075,933	1,124,375	1,154,385	1,126,073	1,149,034	1,142,746	1,187,019	1,219,743	1,236,603	1,264,322	1,265,175	1,263,649	1,264,683	1,275,575	1,276,427	1,263,738	1,254,592	1,249,825	1,239,403	1,253,996	1,270,388	1,278,423	1,274,024	1,257,613	1,262,124	1,264,402	1,271,736	1,249,782	1,239,440	1,227,971	1,203,856	1,227,840	1,209,727	1,188,398	1,186,629	1,186,867	1,183,044	1,188,192	1,161,901	1,158,453	1,142,296	1,125,062	1,123,489	1,103,561	1,102,360	1,087,367	1,070,617	1,065,824	1,074,815	1,079,440	1,074,148	1,071,905	1,073,462	1,067,639	1,074,811	1,069,417	1,079,655	1,090,145	1,085,360	1,087,005	1,085,702	1,089,536	1,080,216	1,074,863	1,075,775	1,067,538	1,058,753	1,059,108	1,050,999	1,047,304	1,044,202	1,068,213	1,075,347	1,075,091	1,073,933	1,065,155	1,046,728	1,045,911	1,038,833	1,026,256	1,019,017	1,007,891	1,012,952	1,016,659	1,013,420	1,009,468	1,012,452	1,006,590	1,017,951	1,019,735	1,020,920	1,016,723	1,022,684	1,003,580	1,005,397	1,000,000
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Account Value	$ 12,556	12,639	12,503	12,428	12,297	12,217	12,090	12,119	12,047	12,094	12,040	11,898	11,761	11,719	11,753	11,748	11,689	11,727	11,830	11,798	11,554	11,622	11,541	11,568	11,509	11,394	11,846	11,997	11,773	11,985	11,950	11,985	12,068	11,930	12,020	11,996	11,966	11,888	11,901	11,899	11,723	11,730	11,631	11,523	11,447	11,462	11,392	11,274	11,202	11,232	11,259	11,111	11,015	10,925	10,846	10,707	10,899	10,836	10,779	10,694	10,686	10,654	10,691	10,626	10,628	10,556	10,491	10,440	10,353	10,341	10,258	10,240	10,236	10,281	10,314	10,258	10,279	10,265	10,224	10,232	10,171	10,180	10,217	10,200	10,221	10,204	10,222	10,189	10,155	10,207	10,214	10,214	10,197	10,186	10,134	10,104	10,166	10,163	10,087	10,125	10,136	10,022	10,040	10,038	9,922	9,896	9,824	9,853	9,874	9,874	9,887	9,912	9,947	9,951	9,957	9,883	9,917	9,946	9,838	9,981	10,000
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Account Value	$ 12,556	12,639	12,503	12,428	12,297	12,217	12,090	12,119	12,047	12,094	12,040	11,898	11,761	11,719	11,753	11,748	11,689	11,727	11,830	11,798	11,554	11,622	11,541	11,568	11,509	11,394	11,846	11,997	11,773	11,985	11,950	11,985	12,068	11,930	12,020	11,996	11,966	11,888	11,901	11,899	11,723	11,730	11,631	11,523	11,447	11,462	11,392	11,274	11,202	11,232	11,259	11,111	11,015	10,925	10,846	10,707	10,899	10,836	10,779	10,694	10,686	10,654	10,691	10,626	10,628	10,556	10,491	10,440	10,353	10,341	10,258	10,240	10,236	10,281	10,314	10,258	10,279	10,265	10,224	10,232	10,171	10,180	10,217	10,200	10,221	10,204	10,222	10,189	10,155	10,207	10,214	10,214	10,197	10,186	10,134	10,104	10,166	10,163	10,087	10,125	10,136	10,022	10,040	10,038	9,922	9,896	9,824	9,853	9,874	9,874	9,887	9,912	9,947	9,951	9,957	9,883	9,917	9,946	9,838	9,981	10,000
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Account Value	$ 1,255,640	$ 1,263,941	$ 1,250,264	$ 1,242,775	$ 1,229,705	$ 1,221,748	$ 1,209,028	$ 1,211,865	$ 1,204,668	$ 1,209,402	$ 1,203,967	$ 1,189,765	$ 1,176,105	$ 1,171,873	$ 1,175,329	$ 1,174,809	$ 1,168,855	$ 1,172,672	$ 1,182,970	$ 1,179,823	$ 1,155,382	$ 1,162,200	$ 1,154,068	$ 1,156,789	$ 1,150,928	$ 1,139,405	$ 1,184,622	$ 1,199,700	$ 1,177,296	$ 1,198,451	$ 1,195,018	$ 1,198,462	$ 1,206,833	$ 1,192,987	$ 1,201,982	$ 1,199,636	$ 1,196,635	$ 1,188,766	$ 1,190,051	$ 1,189,905	$ 1,172,276	$ 1,173,040	$ 1,163,093	$ 1,152,265	$ 1,144,658	$ 1,146,246	$ 1,139,171	$ 1,127,350	$ 1,120,199	$ 1,123,235	$ 1,125,914	$ 1,111,075	$ 1,101,549	$ 1,092,524	$ 1,084,585	$ 1,070,727	$ 1,089,880	$ 1,083,616	$ 1,077,878	$ 1,069,413	$ 1,068,620	$ 1,065,374	$ 1,069,063	$ 1,062,566	$ 1,062,829	$ 1,055,631	$ 1,049,064	$ 1,043,980	$ 1,035,323	$ 1,034,126	$ 1,025,819	$ 1,024,045	$ 1,023,642	$ 1,028,055	$ 1,031,365	$ 1,025,819	$ 1,027,915	$ 1,026,467	$ 1,022,433	$ 1,023,216	$ 1,017,145	$ 1,017,968	$ 1,021,715	$ 1,020,023	$ 1,022,095	$ 1,020,396	$ 1,022,200	$ 1,018,925	$ 1,015,545	$ 1,020,741	$ 1,021,424	$ 1,021,383	$ 1,019,737	$ 1,018,616	$ 1,013,403	$ 1,010,420	$ 1,016,619	$ 1,016,287	$ 1,008,704	$ 1,012,469	$ 1,013,642	$ 1,002,242	$ 1,004,040	$ 1,003,765	$ 992,248	$ 989,615	$ 982,388	$ 985,284	$ 987,420	$ 987,374	$ 988,652	$ 991,180	$ 994,729	$ 995,120	$ 995,721	$ 988,261	$ 991,728	$ 994,624	$ 983,836	$ 998,068	$ 1,000,000